Investment Portfolio	as of July 31, 2019 (Unaudited)

DWS Latin America Equity Fund

	Shares	Value ($)
Common Stocks 99.3%
Argentina 12.2%
Cablevision Holding SA (GDR)*	379,218	2,009,856
Grupo Clarin SA B, (GDR) (REG S)*	112,076	209,459
Grupo Financiero Galicia SA (ADR)	310,000	11,389,400
MercadoLibre, Inc.*	30,281	18,817,219
Pampa Energia SA (ADR)* (a)	318,000	10,462,200
(Cost $46,954,025)		42,888,134
Brazil 70.1%
Afya Ltd. "A"*	236,427	6,837,469
B2W Cia Digital*	368,962	3,668,012
Banco Bradesco SA (ADR)	345,000	3,118,800
Banco Bradesco SA (Preferred)	1,595,000	14,418,882
Banco BTG Pactual SA	1,065,011	16,676,945
Banco do Brasil SA	254,000	3,275,873
Banco Inter SA (Units) *	1,948,528	25,834,698
BRF SA	1,352,000	11,836,000
Centrais Eletricas Brasileiras SA	505,474	5,217,189
Centrais Eletricas Brasileiras SA "B", (Preferred)	500,663	5,195,083
Cia de Saneamento Basico do Estado de Sao Paulo (ADR)	343,000	4,771,130
Cia de Saneamento do Parana	161,000	3,611,199
Cia Siderurgica Nacional SA	2,250,000	9,745,568
Companhia Energetica de Minas Gerais (Preferred)	2,145,000	7,947,463
Construtora Tenda SA	2,417,978	16,055,017
Gafisa SA (GDR)*	1	2
Grupo SBF SA*	2,021,716	9,053,448
Itau Unibanco Holding SA (Preferred)	356,000	3,248,109
Localiza Rent a Car SA	1,030,793	11,884,364
Lojas Renner SA	420,000	5,223,106
Magazine Luiza SA	290,432	20,069,629
Natura Cosmeticos SA	1,330,845	21,331,321
Ouro Fino Saude Animal Participacoes SA	43,572	458,857
Pagseguro Digital Ltd. "A"*	155,000	6,739,400
Petrobras Distribuidora SA	503,572	3,509,902
Raia Drogasil SA	446,278	9,707,060
Vale SA	252,197	3,291,609
WEG SA	2,264,480	14,133,901
(Cost $160,661,733)		246,860,036
Chile 4.2%
Banco Santander Chile	9,350,000	677,063
Banco Santander Chile (ADR)	51,000	1,478,490
Embotelladora Andina SA "B", (Preferred)	984,286	3,460,307
Itau CorpBanca	441,885,335	3,427,049
S.A.C.I. Falabella	932,669	5,762,818
(Cost $16,680,714)		14,805,727
Colombia 3.0%
Bancolombia SA (ADR)	98,000	4,888,240
Grupo de Inversiones Suramericana SA	524,111	5,511,190
Grupo de Inversiones Suramericana SA (Preferred)	6,964	67,498
(Cost $13,622,185)		10,466,928
Mexico 6.4%
America Movil SAB de CV "L"	4,600,000	3,223,691
Corporativo Fragua SAB de CV	176,000	2,185,793
Fomento Economico Mexicano SAB de CV (Units)	1,372,000	12,447,246
Regional SAB de CV	959,770	4,589,067
(Cost $25,059,738)		22,445,797
Peru 3.4%
InRetail Peru Corp. 144A (Cost $5,867,545)	315,000	12,001,500
Total Common Stocks (Cost $268,845,940)		349,468,122
	Units	Value ($)
Other Investments 0.0%
Brazil
TOTVS SA (Debenture Unit), 3.5%, 8/19/2019 (b) (c) (Cost $14,831)	43,800	97,982
	Shares	Value ($)
Securities Lending Collateral 2.8%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 2.29% (d) (e) (Cost $9,691,151)	9,691,151	9,691,151
Cash Equivalents 0.3%
DWS Central Cash Management Government Fund, 2.39% (d) (Cost $1,174,514)	1,174,514	1,174,514
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $279,726,436)	102.4	360,431,769
Other Assets and Liabilities, Net	(2.4)	(8,477,420)
Net Assets	100.0	351,954,349

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended July 31, 2019 are as follows:

Value ($) at 10/31/2018	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 7/31/2019	Value ($) at 7/31/2019
Securities Lending Collateral 2.8%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 2.29% (d) (e)
6,694,424	2,996,727 (f)	—	—	—	187,903	—	9,691,151	9,691,151
Cash Equivalents 0.3%
DWS Central Cash Management Government Fund, 2.39% (d)
—	97,336,016	96,161,502	—	—	34,849	—	1,174,514	1,174,514
6,694,424	100,332,743	96,161,502	—	—	222,752	—	10,865,665	10,865,665

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at July 31, 2019 amounted to $9,322,774, which is 2.6% of net assets.
(b)	The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities"). Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933. The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security. Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund. The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

Schedule of Restricted Securities	Acquisition Date	Cost ($)	Value ($)	Value as % of Net Assets
TOTVS SA (Debenture Unit)	September 2008	14,831	97,982	0.03

(c)	Investment was valued using significant unobservable inputs.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended July 31, 2019.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR: American Depositary Receipt
GDR: Global Depositary Receipt
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

At July 31, 2019 the DWS Latin America Equity Fund had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Common Stocks and Other Investments
Financials	98,601,304	28%
Consumer Discretionary	88,996,621	25%
Consumer Staples	72,969,228	21%
Utilities	37,204,264	11%
Industrials	26,116,247	7%
Materials	13,037,178	4%
Information Technology	6,739,400	2%
Communication Services	5,443,005	2%
Health Care	458,857	0%
Total	349,566,104	100%

Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2019 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Argentina	$42,678,675	$209,459	$—	$42,888,134
Brazil	246,860,036	—	—	246,860,036
Chile	14,805,727	—	—	14,805,727
Colombia	10,466,928	—	—	10,466,928
Mexico	22,445,797	—	—	22,445,797
Peru	12,001,500	—	—	12,001,500
Other Investments	—	—	97,982	97,982
Short-Term Investments (g)	10,865,665	—	—	10,865,665
Total	$360,124,328	$209,459	$97,982	$360,431,769

(g)	See Investment Portfolio for additional detailed categorizations.